Restatement of Financial Statements - Restatement of Income Statement (Detail) - USD ($)	3 Months Ended			6 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2021
Restatement [Line Items]
Loss from operations	$ (561,581)			$ (2,017,703)
Other (expense) income:
Change in fair value of warrant liabilities	(2,076,920)			(3,135,550)
Unrealized gain on investments held in Trust Account	6,408			59,325
Total other (expense) income	(2,070,512)			(3,076,225)
Net loss	$ (2,632,093)	$ (2,461,835)		$ (5,093,928)
Reinvent Technology Partners Z [Member]
Restatement [Line Items]
Loss from operations			$ (250,366)
Other (expense) income:
Change in fair value of warrant liabilities			(866,050)
Financing costs			(374,490)
Unrealized gain on investments held in Trust Account			18,693
Total other (expense) income			(1,221,847)
Net loss			$ (1,472,213)
Class A Ordinary Shares
Other (expense) income:
Basic and diluted weighted average shares outstanding	23,000,000			23,000,000
Basic and diluted net loss per ordinary share	$ 0			$ 0
Class A Ordinary Shares | Reinvent Technology Partners Z [Member]
Other (expense) income:
Basic and diluted weighted average shares outstanding			23,000,000
Basic and diluted net loss per ordinary share			$ 0
Class B Ordinary Shares
Other (expense) income:
Basic and diluted weighted average shares outstanding	5,750,000			5,750,000
Basic and diluted net loss per ordinary share	$ (0.46)			$ (0.89)
Class B Ordinary Shares | Reinvent Technology Partners Z [Member]
Other (expense) income:
Basic and diluted weighted average shares outstanding			5,750,000
Basic and diluted net loss per ordinary share			$ (0.26)
As Previously Reported | Reinvent Technology Partners Z [Member]
Restatement [Line Items]
Loss from operations			$ (250,366)
Other (expense) income:
Unrealized gain on investments held in Trust Account			18,693
Total other (expense) income			18,693
Net loss			$ (231,673)
As Previously Reported | Class A Ordinary Shares | Reinvent Technology Partners Z [Member]
Other (expense) income:
Basic and diluted weighted average shares outstanding			23,000,000
Basic and diluted net loss per ordinary share			$ 0.00
As Previously Reported | Class B Ordinary Shares | Reinvent Technology Partners Z [Member]
Other (expense) income:
Basic and diluted weighted average shares outstanding			5,750,000
Basic and diluted net loss per ordinary share			$ (0.06)
Restatement Adjustment | Reinvent Technology Partners Z [Member]
Other (expense) income:
Change in fair value of warrant liabilities			$ (866,050)
Financing costs			(374,490)
Total other (expense) income			(1,240,540)
Net loss			$ (1,240,540)